Consolidated Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities
Profit after tax	£ 1,405	£ 438	[1]	£ 709	[1]
Non-cash items included in profit:
– Depreciation and amortisation	506	570		545
– Provisions for other liabilities and charges	383	274		443
– Impairment losses	(228)	672		238
– Corporation tax charge	497	114		272
– Other non-cash items	(244)	93		(345)
– Pension charge/(credit) for defined benefit pension schemes	38	38		35
Non-cash items included in profit	952	1,761		1,188
Net change in operating assets and liabilities:
– Cash and balances at central banks	(64)	(152)		(84)
– Derivative assets	1,731	(88)		1,959
– Other financial assets at fair value through profit or loss	1,143	1,561		1,637
– Loans and advances to banks and customers	(960)	(5,421)		(605)
– Reverse repurchase agreements - non trading	7,024	3,924		(5,044)
– Other assets	327	(343)		240
– Deposits by banks and customers	12,747	20,812		2,225
– Repurchase agreements - non trading	(7,550)	(2,959)		5,943
– Derivative liabilities	(902)	211		115
– Other financial liabilities at fair value through profit or loss	(1,109)	(1,618)		(959)
– Debt securities in issue	(330)	(202)		(548)
– Other liabilities	(608)	(937)		(545)
Net change in operating assets and liabilities	11,449	14,788		4,334
Corporation taxes paid	(418)	(161)		(309)
Effects of exchange rate differences	(640)	366		(1,445)
Net cash flows from operating activities	12,748	17,192		4,477
Cash flows from investing activities
Purchase of property, plant and equipment and intangible assets	(615)	(378)		(510)
Proceeds from sale of property, plant and equipment and intangible assets	437	166		108
Purchase of financial assets at amortised cost and financial assets at FVOCI	(1,256)	(3,015)		(5,013)
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at FVOCI	4,509	9,858		8,300
Net cash flows from investing activities	3,075	6,631		2,885
Cash flows from financing activities
Issue of other equity instruments	450	0		500
Issuance costs of other equity instruments	0	0		0
Issue of debt securities and subordinated notes	2,853	5,599		4,145
Issuance costs of debt securities and subordinated notes	(6)	(13)		(15)
Repayment of debt securities and subordinated notes	(13,728)	(13,287)		(7,969)
Disposal of non-controlling interests	(181)	0		(14)
Repurchase of other equity instruments	(500)	0		(304)
Dividends paid on ordinary shares	(1,346)	(103)		(262)
Dividends paid on other equity instruments	(143)	(147)		(142)
Dividends paid on non-controlling interests	(17)	(32)		(30)
Principal elements of lease payments	(25)	(46)		(55)
Net cash flows from financing activities	(12,643)	(8,029)		(4,146)
Change in cash and cash equivalents	3,180	15,794		3,216
Cash and cash equivalents at beginning of the year	50,206	34,367		31,204
Effects of exchange rate changes on cash and cash equivalents	(19)	45		(53)
Cash and cash equivalents at end of the year	53,367	50,206		34,367
Cash and cash equivalents consist of:
Cash and balances at central banks	50,494	43,537		26,395
Less: regulatory minimum cash balances	(935)	(871)		(720)
Cash and bank balances at central banks less regulatory minimum cash balances	49,559	42,666		25,675
Other cash equivalents: Loans and advances to banks - Non trading	1,270	1,690		2,209
Other cash equivalents: Reverse repurchase agreements	2,538	5,850		6,483
Cash and cash equivalents at the end of the year	£ 53,367	£ 50,206		£ 34,367

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.